Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000135675
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
C000023784
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000023790
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Calvert VP SRI Mid Cap Portfolio
Without Sales Load [Member] | C000135675
Average Annual Return [Line Items]
Average Annual Return, Percent	18.91%	9.02%	8.04%
Without Sales Load [Member] | C000023784
Average Annual Return [Line Items]
Average Annual Return, Percent	19.61%	9.41%	8.41%
Without Sales Load [Member] | C000023790
Average Annual Return [Line Items]
Average Annual Return, Percent	10.22%	5.04%	6.40%
EATON VANCE Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.26%	12.86%
EATON VANCE Index: Russell 1000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	24.51%	14.26%	12.86%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	14.77%	8.53%	8.39%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: 60% Russell 1000/ 40% BBG US Agg
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Balanced Blended Benchmark
Average Annual Return, Percent	14.77%	8.53%	8.39%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: Russell Midcap
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	15.34%	9.91%	9.62%